Shareholder Fees {- Fidelity® Massachusetts Municipal Money Market Fund}	Apr. 01, 2022 USD ($)
01.31 Fidelity Massachusetts Municipal Funds Retail Combo PRO-11 | Fidelity® Massachusetts Municipal Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none